PROPERTY AND EQUIPMENT - Summary of property and equipment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Line Items]
Total costs	¥ 73,975		¥ 46,265
Less: accumulated depreciation and amortization	(34,891)		(17,254)
Property and equipment, net	39,084	$ 5,614	29,011
Leasehold improvement
Property, Plant and Equipment [Line Items]
Total costs	8,093		7,291
Motor vehicles
Property, Plant and Equipment [Line Items]
Total costs	1,604		1,604
Electronic equipment
Property, Plant and Equipment [Line Items]
Total costs	56,068		29,756
Office equipment & furniture
Property, Plant and Equipment [Line Items]
Total costs	6,868		6,432
Software
Property, Plant and Equipment [Line Items]
Total costs	¥ 1,342		¥ 1,182